Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets mandatorily at FVTPL	£ 4,616
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	(1)	£ 49	£ 40
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	2	£ 120
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets mandatorily at FVTPL	£ 3,053